UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

BROOKFIELD INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281

(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.

Brookfield Investment Funds

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281

(Name and address of agent for service)

(855) 777-8001

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Center Coast Brookfield Midstream Focus Fund
Class A | CCCAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at   https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at  855-244-4859.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$510	4.72%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the year  ended  September 30, 2025, the Fund (i) outperformed its secondary benchmark, the Alerian MLP Total Return Index; (ii)  underperformed its primary benchmark, the Alerian Midstream Energy Total Return Index USD; and (iii)  underperformed its broad-based benchmark, the S&P 500 TR Index.
WHAT FACTORS INFLUENCED PERFORMANCE
An underweight allocation to and stock selection within a group of independent Canadian midstream companies was the largest positive group contributor during the fiscal year. Modest ownership in a single utility company in the fourth fiscal quarter also helped contribute positively to 2025 fiscal performance. The largest positive contributors to performance versus the benchmark at a company level were an underweight to a diversified large cap U.S. C corp company, an underweight to an independent Canadian company, and an overweight to a natural gas-focused company.
Conversely, an overweight allocation to and stock selection within a group of crude oil-focused companies was the largest detractor to performance over the last twelve months. An underweight allocation to two large Canadian companies was also a large negative attributor to performance but was slightly offset by stock selection within the group. The biggest company-level detractors included an underweight to a large natural gas transmission C corp, an overweight to a gathering & processing (“G&P”) company that was acquired during the calendar year, and an overweight to a G&P master limited partnership (“MLP”).
POSITIONING
The outlook for natural gas infrastructure remains particularly compelling. Demand growth is supported by multiple use cases, namely LNG exports and power demand, which are expected to be driven by driven by data center construction, reshoring, and population growth across multiple regions of the United States. These structural tailwinds have strengthened over the past two years, and we remain optimistic about their persistence and their positive impact on lengthening terminal values for the entire asset class. North American energy companies with oil exposure aim to maintain discipline amid an uncertain price environment, prioritizing balance sheet strength and free cash flow generation to navigate volatility and capitalize on future upcycles.

Top Contributors
↑	ONEOK, INC.
↑	PEMBINA PIPELINE CORPORATION
↑	DT MIDSTREAM, INC.
Center Coast Brookfield Midstream Focus Fund	PAGE 1	TSR-AR-112740667

Top Detractors
↓	KINDER MORGAN, INC.
↓	ENLINK MIDSTREAM, LLC
↓	WESTERN MIDSTREAM PARTNERS, LP
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Alerian Midstream Energy Total Return Index USD is not included in the cumulative performance graph above because data for this Index is unavailable prior to its inception date of June 25, 2018.
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	16.11	29.01	5.85
Class A (with sales charge)	10.50	27.80	5.34
S&P 500 TR Index	17.60	16.47	15.30
Alerian MLP Total Return Index	10.97	32.26	8.14
Alerian Midstream Energy Select Index	20.81	29.53	11.74
Alerian Midstream Energy Total Return Index USD	20.80	28.81	N/A**
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Data for the Alerian Midstream Energy Total Return Index USD is unavailable prior to its inception date of June 25, 2018.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,067,211,463
Number of Portfolio Holdings	22
Portfolio Turnover	75%
Total Advisory Fees Paid	$11,183,218
Center Coast Brookfield Midstream Focus Fund	PAGE 2	TSR-AR-112740667

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(%)[1]
The Williams Companies, Inc.	9.5%
Targa Resources Corp.	9.5%
MPLX LP	8.5%
Enbridge, Inc.	8.0%
Energy Transfer LP	7.5%
TC Energy Corp.	6.9%
ONEOK, Inc.	4.9%
Enterprise Products Partners LP	4.9%
Cheniere Energy, Inc.	4.9%
DT Midstream, Inc.	4.9%
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
Material Fund Changes:
This is a summary of certain changes to the Fund during the reporting period.
Effective September 30, 2025, the Fund’s principal investment strategies were changed so that, under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in securities issued by energy infrastructure companies, including master limited partnerships (MLPs) and other investments that have economic characteristics similar to such securities. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company (RIC), rather than a “C” corporation, under the Internal Revenue Code of 1986, as amended, beginning with the tax year that runs from October 1, 2025 through September 30, 2026.
For more complete information, you may review the Fund’s prospectus dated September 30, 2025, at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund, or upon request at 855-244-4859.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Center Coast Brookfield Midstream Focus Fund	PAGE 3	TSR-AR-112740667

Center Coast Brookfield Midstream Focus Fund
Class C | CCCCX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at   https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at  855-244-4859.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$588	5.46%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the year  ended  September 30, 2025, the Fund (i) outperformed its secondary benchmark, the Alerian MLP Total Return Index; (ii)  underperformed its primary benchmark, the Alerian Midstream Energy Total Return Index USD; and (iii)  underperformed its broad-based benchmark, the S&P 500 TR Index.
WHAT FACTORS INFLUENCED PERFORMANCE
An underweight allocation to and stock selection within a group of independent Canadian midstream companies was the largest positive group contributor during the fiscal year. Modest ownership in a single utility company in the fourth fiscal quarter also helped contribute positively to 2025 fiscal performance. The largest positive contributors to performance versus the benchmark at a company level were an underweight to a diversified large cap U.S. C corp company, an underweight to an independent Canadian company, and an overweight to a natural gas-focused company.
Conversely, an overweight allocation to and stock selection within a group of crude oil-focused companies was the largest detractor to performance over the last twelve months. An underweight allocation to two large Canadian companies was also a large negative attributor to performance but was slightly offset by stock selection within the group. The biggest company-level detractors included an underweight to a large natural gas transmission C corp, an overweight to a gathering & processing (“G&P”) company that was acquired during the calendar year, and an overweight to a G&P master limited partnership (“MLP”).
POSITIONING
The outlook for natural gas infrastructure remains particularly compelling. Demand growth is supported by multiple use cases, namely LNG exports and power demand, which are expected to be driven by driven by data center construction, reshoring, and population growth across multiple regions of the United States. These structural tailwinds have strengthened over the past two years, and we remain optimistic about their persistence and their positive impact on lengthening terminal values for the entire asset class. North American energy companies with oil exposure aim to maintain discipline amid an uncertain price environment, prioritizing balance sheet strength and free cash flow generation to navigate volatility and capitalize on future upcycles.

Top Contributors
↑	ONEOK, INC.
↑	PEMBINA PIPELINE CORPORATION
↑	DT MIDSTREAM, INC.
Center Coast Brookfield Midstream Focus Fund	PAGE 1	TSR-AR-112740659

Top Detractors
↓	KINDER MORGAN, INC.
↓	ENLINK MIDSTREAM, LLC
↓	WESTERN MIDSTREAM PARTNERS, LP
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Alerian Midstream Energy Total Return Index USD is not included in the cumulative performance graph above because data for this Index is unavailable prior to its inception date of June 25, 2018.
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	15.40	28.11	5.04
Class C (with sales charge)	14.40	28.11	5.04
S&P 500 TR Index	17.60	16.47	15.30
Alerian MLP Total Return Index	10.97	32.26	8.14
Alerian Midstream Energy Select Index	20.81	29.53	11.74
Alerian Midstream Energy Total Return Index USD	20.80	28.81	N/A**
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Data for the Alerian Midstream Energy Total Return Index USD is unavailable prior to its inception date of June 25, 2018.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,067,211,463
Number of Portfolio Holdings	22
Portfolio Turnover	75%
Total Advisory Fees Paid	$11,183,218
Center Coast Brookfield Midstream Focus Fund	PAGE 2	TSR-AR-112740659

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(%)[1]
The Williams Companies, Inc.	9.5%
Targa Resources Corp.	9.5%
MPLX LP	8.5%
Enbridge, Inc.	8.0%
Energy Transfer LP	7.5%
TC Energy Corp.	6.9%
ONEOK, Inc.	4.9%
Enterprise Products Partners LP	4.9%
Cheniere Energy, Inc.	4.9%
DT Midstream, Inc.	4.9%
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
Material Fund Changes:
This is a summary of certain changes to the Fund during the reporting period.
Effective September 30, 2025, the Fund’s principal investment strategies were changed so that, under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in securities issued by energy infrastructure companies, including master limited partnerships (MLPs) and other investments that have economic characteristics similar to such securities. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company (RIC), rather than a “C” corporation, under the Internal Revenue Code of 1986, as amended, beginning with the tax year that runs from October 1, 2025 through September 30, 2026.
For more complete information, you may review the Fund’s prospectus dated September 30, 2025, at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund, or upon request at 855-244-4859.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Center Coast Brookfield Midstream Focus Fund	PAGE 3	TSR-AR-112740659

Center Coast Brookfield Midstream Focus Fund
Class I | CCCNX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at   https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at  855-244-4859.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$484	4.47%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the year  ended  September 30, 2025, the Fund (i) outperformed its secondary benchmark, the Alerian MLP Total Return Index; (ii)  underperformed its primary benchmark, the Alerian Midstream Energy Total Return Index USD; and (iii)  underperformed its broad-based benchmark, the S&P 500 TR Index.
WHAT FACTORS INFLUENCED PERFORMANCE
An underweight allocation to and stock selection within a group of independent Canadian midstream companies was the largest positive group contributor during the fiscal year. Modest ownership in a single utility company in the fourth fiscal quarter also helped contribute positively to 2025 fiscal performance. The largest positive contributors to performance versus the benchmark at a company level were an underweight to a diversified large cap U.S. C corp company, an underweight to an independent Canadian company, and an overweight to a natural gas-focused company.
Conversely, an overweight allocation to and stock selection within a group of crude oil-focused companies was the largest detractor to performance over the last twelve months. An underweight allocation to two large Canadian companies was also a large negative attributor to performance but was slightly offset by stock selection within the group. The biggest company-level detractors included an underweight to a large natural gas transmission C corp, an overweight to a gathering & processing (“G&P”) company that was acquired during the calendar year, and an overweight to a G&P master limited partnership (“MLP”).
POSITIONING
The outlook for natural gas infrastructure remains particularly compelling. Demand growth is supported by multiple use cases, namely LNG exports and power demand, which are expected to be driven by driven by data center construction, reshoring, and population growth across multiple regions of the United States. These structural tailwinds have strengthened over the past two years, and we remain optimistic about their persistence and their positive impact on lengthening terminal values for the entire asset class. North American energy companies with oil exposure aim to maintain discipline amid an uncertain price environment, prioritizing balance sheet strength and free cash flow generation to navigate volatility and capitalize on future upcycles.

Top Contributors
↑	ONEOK, INC.
↑	PEMBINA PIPELINE CORPORATION
↑	DT MIDSTREAM, INC.
Center Coast Brookfield Midstream Focus Fund	PAGE 1	TSR-AR-112740626

Top Detractors
↓	KINDER MORGAN, INC.
↓	ENLINK MIDSTREAM, LLC
↓	WESTERN MIDSTREAM PARTNERS, LP
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
The Alerian Midstream Energy Total Return Index USD is not included in the cumulative performance graph above because data for this Index is unavailable prior to its inception date of June 25, 2018.
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	16.42	29.36	6.11
S&P 500 TR Index	17.60	16.47	15.30
Alerian MLP Total Return Index	10.97	32.26	8.14
Alerian Midstream Energy Select Index	20.81	29.53	11.74
Alerian Midstream Energy Total Return Index USD	20.80	28.81	N/A**
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Data for the Alerian Midstream Energy Total Return Index USD is unavailable prior to its inception date of June 25, 2018.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,067,211,463
Number of Portfolio Holdings	22
Portfolio Turnover	75%
Total Advisory Fees Paid	$11,183,218
Center Coast Brookfield Midstream Focus Fund	PAGE 2	TSR-AR-112740626

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(%)[1]
The Williams Companies, Inc.	9.5%
Targa Resources Corp.	9.5%
MPLX LP	8.5%
Enbridge, Inc.	8.0%
Energy Transfer LP	7.5%
TC Energy Corp.	6.9%
ONEOK, Inc.	4.9%
Enterprise Products Partners LP	4.9%
Cheniere Energy, Inc.	4.9%
DT Midstream, Inc.	4.9%
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
Material Fund Changes:
This is a summary of certain changes to the Fund during the reporting period.
Effective September 30, 2025, the Fund’s principal investment strategies were changed so that, under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in securities issued by energy infrastructure companies, including master limited partnerships (MLPs) and other investments that have economic characteristics similar to such securities. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company (RIC), rather than a “C” corporation, under the Internal Revenue Code of 1986, as amended, beginning with the tax year that runs from October 1, 2025 through September 30, 2026.
For more complete information, you may review the Fund’s prospectus dated September 30, 2025, at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund, or upon request at 855-244-4859.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Center Coast Brookfield Midstream Focus Fund	PAGE 3	TSR-AR-112740626

(b)	Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by contacting Investor Relations at (855) 777-8001 or by writing to Secretary, Brookfield Investment Funds, Brookfield Place, 225 Liberty Street, 35th Floor New York, New York 10281.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Stuart A. McFarland, Edward A. Kuczmarski, William H. Wright II and Heather S. Goldman each qualify as “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$76,000	$71,000
(b) Audit-Related Fees	$5,500[1]	$0
(c) Tax Fees	$119,880	$172,760[2]
(d) All Other Fees	$0	$0

[1]	The Audit-Related Fees listed are related to the issuance of consents by Deloitte & Touche LLP (“Deloitte”) with respect to corresponding registration statement filing.

[2]	Tax Fees for 2024 include Tax Fees of $116,500 and fees related to the final tax return filing of the Center Coast Brookfield MLP & Energy Infrastructure Fund of $56,260.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Deloitte applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)	The aggregate fees billed by Deloitte for the fiscal years ended September 30, 2025 and September 30, 2024, for non-audit services rendered to the registrant and the registrant’s investment adviser and administrator were $125,380 and $172,760, respectively. For the fiscal years ended September 30, 2025 and September 30, 2024, these amounts reflect the amounts disclosed above in (b), (c) and (d), plus $0 and $0, respectively, in fees billed to the registrant’s investment adviser for non-audit services that did not relate directly to the operations and financial reporting of the registrant.

(h)	The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants that are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS — 76.5%
Electricity Transmission & Distribution — 3.1%
Sempra Energy	363,881	$32,742,012
Gathering & Processing — 32.5%(a)
Antero Midstream Corp.	1,857,554	36,110,850
Hess Midstream LP - Class A	1,117,366	38,604,995
Kinetik Holdings, Inc.	270,862	11,576,642
ONEOK, Inc.	736,335	53,730,365
Targa Resources Corp.	618,442	103,613,773
The Williams Companies, Inc.	1,637,652	103,745,254
		347,381,879
Liquefaction — 7.0%
Cheniere Energy, Inc.	227,575	53,475,574
Golar LNG, Ltd.	528,869	21,371,596
		74,847,170
Pipeline Transportation / Natural Gas — 20.5%(a)
DT Midstream, Inc.	472,905	53,466,639
Kinder Morgan, Inc.	1,887,068	53,422,895
South Bow Corp.	1,291,246	36,529,349
TC Energy Corp.	1,393,323	75,810,705
		219,229,588
Pipeline Transportation / Petroleum — 8.2%
Enbridge, Inc.	1,730,632	87,327,691
Services / Midstream — 5.2%
Aris Water Solutions, Inc. - Class A	1,272,500	31,379,850
Kodiak Gas Services, Inc.	586,279	21,674,734
WaterBridge Infrastructure LLC - Class A(b)	89,209	2,249,851
		55,304,435
TOTAL COMMON STOCKS (Cost $816,832,775)		816,832,775

	Units
MASTER LIMITED PARTNERSHIPS — 25.5%
Gathering & Processing — 8.7%(a)
MPLX LP	1,859,656	92,889,817
Pipeline Transportation / Petroleum — 4.1%
Plains GP Holdings LP	2,396,685	43,715,535
Pipeline Transportation / Natural Gas — 12.7%(a)
Energy Transfer LP	4,760,733	81,694,178
Enterprise Products Partners LP	1,710,551	53,488,930
		135,183,108
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $271,788,460)		271,788,460

The accompanying notes are an integral part of these financial statements.

1

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
Schedule of Investments
September 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
Money Market Funds — 0.7%
First American Treasury Obligations Fund - Class X, 4.02%(c)	6,971,106	$6,971,106
TOTAL MONEY MARKET FUNDS (Cost $6,971,106)		6,971,106
TOTAL INVESTMENTS — 102.7% (Cost $1,095,592,341)		$1,095,592,341
Liabilities in Excess of Other Assets — (2.7)%		(28,380,878)
TOTAL NET ASSETS — 100.0%		$1,067,211,463

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

ASSETS:
Investments in securities, at value (Cost $1,095,592,341)	$1,095,592,341
Receivable for investments sold	35,868,411
Dividends and interest receivable	1,618,741
Receivable for fund shares sold	195,130
Prepaid expenses	265,597
Total assets	1,133,540,220
LIABILITIES:
Payable for investments purchased	40,599,571
Payable for current income taxes (Note 4)	22,814,170
Investment advisory fees payable, net (Note 5)	1,175,108
Distribution fees payable	978,657
Payable for fund shares purchased	191,769
Accrued expenses	569,482
Total liabilities	66,328,757
NET ASSETS	$1,067,211,463
Composition of Net Assets:
Paid-in capital	1,605,732,318
Accumulated losses	(538,520,855)
Net assets applicable to capital shares outstanding	$1,067,211,463
NET ASSETS
Class A Shares - Net Assets	$333,808,869
Shares outstanding	53,171,244
Net asset value and redemption price per share	$6.28
Offering price per share based on a maximum sales charge of 4.75%	$6.59
Class C Shares - Net Assets	$93,190,550
Shares outstanding	18,785,962
Net asset value and redemption price per share	$4.96
Class I Shares - Net Assets	$640,212,044
Shares outstanding	95,991,081
Net asset value and redemption price per share	$6.67

The accompanying notes are an integral part of these financial statements.

3

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

INVESTMENT INCOME:
Dividends and distributions (net of foreign withholding tax of $1,049,844)	$63,560,092
Less return of capital distributions	(45,719,930)
Total investment income	17,840,162
EXPENSES:
Investment advisory fees (Note 5)	11,128,659
Distribution fees - Class A	861,696
Distribution fees - Class C	1,054,442
Transfer agent fees	1,139,661
Fund accounting and sub-administration fees	572,180
Audit and tax services	199,985
Trustees’ fees	178,480
Miscellaneous	134,879
Legal fees	104,257
Registration fees	72,062
Reports to shareholders	71,862
Insurance	59,790
Custodian fees	52,748
Interest Expense	18,133
Total operating expenses	15,648,834
Net expense recoupment (Note 5)	54,559
Less voluntary expense waiver	(321,579)
Net expenses	15,381,814
Net investment income (before taxes)	2,458,348
Current income taxes (Note 4)	(36,271,935)
Net investment loss	(33,813,587)
NET REALIZED GAIN ON:
Investments	406,037,666
Options written	87,195
Foreign currency transactions	15,523
Net realized gain	406,140,384
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(235,096,029)
Foreign currency translations	2,709
Deferred income taxes (Note 4)	28,086,746
Net change in unrealized depreciation	(207,006,574)
Net realized and unrealized gain	199,133,810
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$165,320,223

The accompanying notes are an integral part of these financial statements.

4

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment loss	$(33,813,587)	$(7,961,427)
Net realized gain	406,140,384	297,972,220
Net change in unrealized depreciation	(207,006,574)	(21,670,405)
Net increase in net assets resulting from operations	165,320,223	268,340,388
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings:
Class A shares	(19,371,033)	(18,683,619)
Class C shares	(7,382,628)	(8,267,618)
Class I shares	(35,192,700)	(34,651,762)
Total distributions to shareholders	(61,946,361)	(61,602,999)
CAPITAL SHARE TRANSACTIONS (NOTE 7):
Shares issued in the Reorganization (Note 9)	—	102,926,486
Subscriptions	149,614,074	79,594,158
Reinvestment of distributions	58,400,691	57,939,345
Redemptions	(271,335,071)	(307,852,561)
Net decrease in net assets from capital share transactions	(63,320,306)	(67,392,572)
Total increase in net assets	40,053,556	139,344,817
NET ASSETS:
Beginning of year	1,027,157,907	887,813,090
End of year	$1,067,211,463	$1,027,157,907

The accompanying notes are an integral part of these financial statements.

5

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
FINANCIAL HIGHLIGHTS

	For the Year Ended September 30,
Class A	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$5.72	$4.62	$4.06	$3.98	$2.48
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.20)	(0.05)	0.00[2]	(0.06)	0.06
Return of capital[1]	0.20	0.19	0.15	0.14	0.15
Net realized and unrealized gain[1]	0.92	1.29	0.69	0.26	1.63
Total from investment operations	0.92	1.43	0.84	0.34	1.84
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(0.36)	(0.33)	(0.28)	(0.26)	(0.34)
Total distributions to shareholders*	(0.36)	(0.33)	(0.28)	(0.26)	(0.34)
Net asset value, end of year	$6.28	$5.72	$4.62	$4.06	$3.98
Total Investment Return†,3	16.11%	32.08%	21.31%	8.35%	77.31%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$333,809	$317,150	$264,983	$234,277	$238,520
Ratio of Expenses to Average Net Assets:
Before expense reimbursement/waivers and after current tax expense[4]	4.75%	2.62%	2.35%	3.21%	(0.15)%
Before expense reimbursement/waivers and current tax expense[4]	1.49%	1.51%	1.54%	1.48%	1.50%
Expense reimbursement/waivers[4]	(0.03)%	(0.05)%	(0.08)%	(0.02)%	(0.04)%
Net of expense reimbursement/waivers and before current tax expense[4]	1.46%	1.46%	1.46%	1.46%	1.46%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before expense reimbursement/waivers and current tax expense[4]	0.11%	0.18%	0.77%	0.31%	0.16%
Expense reimbursement/waivers[4]	0.03%	0.05%	0.08%	0.02%	0.04%
Net of expense reimbursement/waivers and before current tax expense[4]	0.14%	0.23%	0.85%	0.33%	0.20%
Net of expense reimbursement/waivers and after current tax expense[4]	(3.12)%	(0.88)%	0.04%	(1.40)%	1.85%
Portfolio turnover rate[3]	75%	91%	47%	61%	48%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the year indicated.
[2]	Amount represents less than $0.005 per share.
[3]	Not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
FINANCIAL HIGHLIGHTS

	For the Year Ended September 30,
Class C	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$4.61	$3.82	$3.42	$3.41	$2.17
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.20)	(0.07)	(0.03)	(0.07)	0.04
Return of capital[1]	0.16	0.16	0.12	0.12	0.13
Net realized and unrealized gain[1]	0.75	1.03	0.59	0.22	1.41
Total from investment operations	0.71	1.12	0.68	0.27	1.58
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(0.36)	(0.33)	(0.28)	(0.26)	(0.34)
Total distributions to shareholders*	(0.36)	(0.33)	(0.28)	(0.26)	(0.34)
Net asset value, end of year	$4.96	$4.61	$3.82	$3.42	$3.41
Total Investment Return†,2	15.40%	30.62%	20.60%	7.67%	75.46%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$93,191	$104,971	$108,758	$122,758	$160,638
Ratio of Expenses to Average Net Assets:
Before expense reimbursement/waivers and after current tax expense[3]	5.47%	3.36%	3.07%	3.78%	0.68%
Before expense reimbursement/waivers and current tax expense[3]	2.22%	2.24%	2.26%	2.23%	2.25%
Expense reimbursement/waivers[3]	(0.01)%	(0.03)%	(0.05)%	(0.02)%	(0.04)%
Net of expense reimbursement/waivers and before current tax expense[3]	2.21%	2.21%	2.21%	2.21%	2.21%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before expense reimbursement/waivers and current tax expense[3]	(0.62)%	(0.57)%	0.03%	(0.45)%	(0.45)%
Expense reimbursement/waivers[3]	0.01%	0.03%	0.05%	0.02%	0.04%
Net of expense reimbursement/waivers and before current tax expense[3]	(0.61)%	(0.54)%	0.08%	(0.43)%	(0.41)%
Net of expense reimbursement/waivers and after current tax expense[3]	(3.86)%	(1.66)%	(0.73)%	(1.98)%	1.16%
Portfolio turnover rate[2]	75%	91%	47%	61%	48%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the year indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
FINANCIAL HIGHLIGHTS

	For the Year Ended September 30,
Class I (Note 1)	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$6.04	$4.86	$4.24	$4.13	$2.56
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.19)	(0.04)	0.01	(0.04)	0.08
Return of capital[1]	0.22	0.20	0.15	0.14	0.16
Net realized and unrealized gain[1]	0.96	1.35	0.74	0.27	1.67
Total from investment operations	0.99	1.51	0.90	0.37	1.91
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(0.36)	(0.33)	(0.28)	(0.26)	(0.34)
Total distributions to shareholders*	(0.36)	(0.33)	(0.28)	(0.26)	(0.34)
Net asset value, end of year	$6.67	$6.04	$4.86	$4.24	$4.13
Total Investment Return†,2	16.42%	32.15%	21.84%	8.78%	77.63%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$640,212	$605,037	$514,072	$520,902	$717,079
Ratio of Expenses to Average Net Assets:
Before expense reimbursement/waivers and after current tax expense[3]	4.49%	2.36%	2.09%	2.68%	(0.42)%
Before expense reimbursement/waivers and current tax expense[3]	1.23%	1.24%	1.29%	1.24%	1.25%
Expense reimbursement/waivers[3]	(0.02)%	(0.03)%	(0.08)%	(0.03)%	(0.04)%
Net of expense reimbursement/waivers and before current tax expense[3]	1.21%	1.21%	1.21%	1.21%	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before expense reimbursement/waivers and current tax expense[3]	0.37%	0.44%	1.01%	0.55%	0.52%
Expense reimbursement/waivers[3]	0.02%	0.03%	0.08%	0.03%	0.04%
Net of expense reimbursement/waivers and before current tax expense[3]	0.39%	0.47%	1.09%	0.58%	0.56%
Net of expense reimbursement/waivers and after current tax expense[3]	(2.87)%	(0.65)%	0.29%	(0.86)%	2.23%
Portfolio turnover rate[2]	75%	91%	47%	61%	48%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the year indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

8

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
1. ORGANIZATION
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of five separate investment series as of September 30, 2025. Center Coast Brookfield Midstream Focus Fund (the “Fund”), a series of the Trust, is a non-diversified open-end management investment company.
The Fund currently has three classes of shares: Class A, Class C and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A Shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.
Effective April 30, 2021, Class I shares were converted into the Fund’s Class Y Shares. Following the conversion, the Class Y Shares were renamed Class I Shares and adopted the legacy Class Y Shares’ performance and accounting history.
On March 30, 2023, the Board of Trustees (the “Board”) of each of Center Coast Brookfield MLP & Energy Infrastructure Fund (NYSE: CEN) and the Fund approved the proposed reorganization (the “Reorganization”) of CEN into Class I Shares of the Fund. At the Special Meeting held on August 16, 2023, the shareholders of CEN approved the Reorganization. As a result of the Reorganization, common shareholders of CEN received the number of the Fund shares corresponding to his or her proportionate interest in the common shares of CEN less the costs of the Reorganization, as of the close of trading of the New York Stock Exchange on October 6, 2023. Details of the Reorganization are further described in Note 9—Fund Reorganization.
Brookfield Public Securities Group LLC (“Adviser”), an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAMA), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Fund.
The Fund’s primary investment objective is to seek maximum total return with an emphasis on providing cash distributions to shareholders. The Fund’s investment objective is not fundamental and may be changed by the Trust’s Board without shareholder approval, upon not less than 60 days prior written notice to shareholders. No assurance can be given that the Fund’s investment objective will be achieved.
2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
Valuation of Investments: The Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

9

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.
The fair valuation methodology may include or consider the following guidelines, as appropriate:
(1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

10

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	quoted prices in active markets for identical assets or liabilities
Level 2 –
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$816,832,775	$—	$—	$816,832,775
Master Limited Partnerships	271,788,460	—	—	271,788,460
Money Market Funds	6,971,106	—	—	6,971,106
Total Investments	$1,095,592,341	$—	$—	$1,095,592,341

For further information regarding security characteristics, see the Schedule of Investments.
Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. A distribution received from the Fund’s investments in master limited partnerships (“MLP”) generally are comprised of return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.
Master Limited Partnerships: A MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s shareholders may be taxable.

11

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses that are attributable to more than one fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based upon relative average net assets, evenly or a combination of average net assets and evenly. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for class-specific expenses.
Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Fund is included within “Transfer agent fees” in the Statement of Operations.
Distributions to Shareholders: The Fund’s dividend distribution policy is intended to provide consistent monthly distributions to its shareholders. The monthly distribution payments will be fixed each quarter to maintain a stable distribution rate for such quarter, after which the distribution rate will be adjusted on a quarterly basis at a rate that is approximately equal to the distribution rate the Fund receives from the MLPs and other securities in which it invests, including income, if any, without offset for the expenses of the Fund. The amount of the Fund’s distributions is based on, among other considerations, cash and stock distributions the Fund actually receives from portfolio investments, including return of capital, and special cash payments, if any, received to offset distribution reductions resulting from MLP restructurings. The Fund’s distributions also give consideration to the estimated future cash flows of investments held by the Fund. The Fund is not required to make such distributions and, consequently, the Fund could decide, at its discretion, not to make such distributions or not to make distributions in the amount described above because of market or other conditions affecting or relevant to the Fund.
Distributions, if any, are declared and distributed monthly. The estimated characterization of the distributions paid will be either a dividend (ordinary or qualified income) or return of capital. This estimate is based on the Fund’s operating results during the period. It is anticipated that a portion of its distributions may be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the year. For the year ended September 30, 2025, the Fund estimates that its distributions will be largely characterized as qualified dividend income. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2026.
The portion of the Fund’s distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Fund’s Adviser (e.g., mergers, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Fund, changes in tax laws, etc.). The return of capital portion may also be impacted by the Fund’s investment strategy, which may result in recognizing gains on its holdings. Because of these factors, the portion of

12

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
the Fund’s distributions that are classified as return of capital may vary materially from year to year. Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.
The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character may differ from GAAP. These differences between book-basis and tax-basis are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.
The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President of the Fund, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. DERIVATIVE INSTRUMENTS
Equity Option Contracts
When the Fund purchases a put or call option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased, which is based on the last quoted sales price, or if no sale occurred, the last quoted bid price on the reporting date. Premiums paid for purchasing options that expire unexercised are treated by the Fund on the expiration date as realized losses from investments. The difference between the premium and the amount received on writing an option to effect a closing transaction, including brokerage commissions, is also treated as a realized loss or, if the premium is less than the amount received from the closing transaction, as a realized gain. If a call option is exercised, the premium is added to the cost of the purchase of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the proceeds of the securities sold by the Fund.
When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written which is based on the last quoted price, or if no transaction occurred, the last quoted asked price on the reporting date. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.
In the normal course of its business, the Fund buys and sells financial instruments, including equity options, subscription rights, forward currency contracts, and warrants. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. The derivative financial instruments may be traded on an exchange or negotiated between contracting parties over-the-counter (or “OTC”).
The monthly average notional value of written option contracts outstanding during the year ended September 30, 2025 was $702,346.
The following table sets forth the effect of derivative instruments on the Statement of Operations for the year ended September 30, 2025:

Derivatives	Location of Gains (Losses) on Derivatives	Net Realized Gain	Net Change in Unrealized Appreciation
Written equity call options	Options written	$87,195	$ —

13

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
As of September 30, 2025, there were no options contracts outstanding.
4. FEDERAL INCOME TAX INFORMATION
For the year ended September 30, 2025 (the “period”), the Fund operated as a “C” corporation under the Internal Revenue Code of 1986. During this period, the Fund did not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and was therefore subject to federal, state, and local income taxes on its taxable income.
Effective after the close of business on September 30, 2025, the Fund elected to be treated as a RIC under the Code beginning with the tax year October 1, 2025 through September 30, 2026 (the “Conversion”). As a RIC, the Fund generally will not be subject to federal income tax on investment company taxable income or net capital gains that it distributes to shareholders, provided it meets applicable requirements. To obtain and maintain the federal income tax benefits of Regulated Investment Company status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. Investment company taxable income includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses. As part of its Conversion to a RIC, the Fund recorded a “deemed sale” of all investments as of September 30, 2025. The Fund marked up all investments’ cost to the fair value as of September 30, 2025 and realized a gain on the “deemed sale”. Additionally, the Fund’s deferred tax liability as a Corporation was reclassified to a current income tax payable as the tax liability will be paid in the Fund's final corporation tax return due in 2026.
The financial statements and tax information presented below reflect all necessary adjustments for the Fund’s final tax year as a “C” corporation.
The Fund applied an estimated state and local tax rate of 0.69% for state and local tax.
The Fund’s income tax provision consists of the following for the year ended September 30, 2025:

Current tax expense:
Federal	$35,113,912
State	1,158,023
Total current tax expense	$36,271,935
Deferred tax benefit:
Federal	$(26,707,722)
State	(1,379,024)
Total deferred tax benefit*	$(28,086,746)
Total estimated provisions for income taxes	$8,185,189

*	This amount is included within the Net change in unrealized appreciation (depreciation) on Deferred income taxes on the Statement of Operations.

14

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Total income tax expense (benefit) for the Fund differs from the amount computed by applying the federal statutory income tax rate of 21% net investment income (loss) and realized and unrealized gain (loss) on investments for the year ended September 30, 2025, as follows:

Amount
Application of statutory income tax rate	$36,436,137
State income taxes net of federal benefit	1,201,629
Effect of permanent & temporary differences	361,702
Change in valuation allowance	(75,426,675)
Expiring capital loss carryforwards	45,612,396
Total estimated provisions for income taxes	$8,185,189

The Fund operated as a C Corporation during the period, requiring estimation of taxable income and payment of any estimated taxes to the IRS. These estimates are based on the best available information and are subject to change. The Fund’s current income tax expense primarily reflects ordinary income taxed at the Fund’s effective tax rate, which is largely attributable to depreciation recapture from its MLP investments.
For the year ended September 30, 2025, taxable ordinary income exceeded all previous and current net operating losses, resulting in a current tax expense of $36,271,935 of which $31,523,059 was previously recognized in the Fund’s net assets as a deferred liability. Federal tax rules limit the use of capital loss carryforwards to offset ordinary taxable income, which contributed to this expense. The Fund’s combined federal and state statutory tax rate for the year was 21.69%.
The Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. Deferred income taxes reflect the net tax effects of temporary difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled.
To the extent the Fund has a deferred tax asset or if a portion of the deferred tax liability is offset by a tax asset resulting from net operating losses, consideration is given to whether or not a valuation allowance is required against the deferred tax asset amount. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740), it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance are: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, forecasts of future MLP distributions, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused. Based on the Fund’s assessment, it has determined that in the future it is more likely than not that the Fund will not generate the necessary appropriate character of income within the relevant carryforward periods to realize its deferred tax assets.
In making this assessment, significant reliance was placed on forecasts and estimates as to the Fund’s MLP investments. In conjunction with work performed by qualified independent tax consultants, the Fund utilized historical information and other information about the specific MLP fund holdings to project and forecast future distributions and related tax implications.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in their portfolios, and to

15

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
estimate their associated deferred tax asset (liability). Such estimates as well as estimates made in connection with MLP distribution forecasts are made in good faith.
From time to time, and as new information becomes available, the Fund will modify its forecasts, estimates or assumptions regarding its deferred tax liability or asset.
Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV, which could be material. Such changes could have a material impact on the Fund’s NAV and results of operations with respect to the Fund’s shareholders in the period it is recorded, even though the shareholders at such time might not have held shares in the Fund at the time the deferred tax asset or liability had been established. Additionally, on a daily basis the Fund’s NAV will include a deferred tax liability (which reduces the Fund’s NAV) or asset (which increases the Fund’s NAV, unless offset by a valuation allowance). To the extent the Fund has a deferred tax asset, consideration is given as to whether or not a valuation allowance is required. The Fund’s deferred tax liability or asset is based on estimates that could vary dramatically from the Fund’s actual tax liability/benefit and, therefore, could have a material impact on the Fund’s NAV. Changes to the Fund’s portfolio may cause the Fund to dispose of its interests in MLPs, and as a result the Fund may experience recapture of past depreciation deductions and incur associated ordinary income. This income recapture may be in excess of the Fund’s operating losses, creating potential current income tax due for the Fund, even if disposals are made at a loss. Significant changes to the portfolio related to shareholder redemptions or changes in investment strategy have the potential to have a material effect on the amount of depreciation recapture incurred, and may result in material changes to the Fund’s expected income tax liability.
The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations. As of September 30, 2025, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on their tax returns. Furthermore, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
As of September 30, 2025, the Fund had no net operating loss carryforwards for federal income tax purposes.
As part of the Conversion, the Fund has elected to make a “Deemed Sale Election” under Treasury Regulation Sec. 1.337(d)-7(c) to recognize build-in gains and losses immediately as if it sold all its assets at fair market value on the last day of the C corporation’s last taxable year. As part of the deemed sale election, the Fund expects to utilize approximately $302,058,153 of its capital loss carryforward for the year ended September 30, 2025 and estimates that $210,267,464 of capital loss carryforward will expire as of September 30, 2025.
5. INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Adviser currently serves as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

16

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Pursuant to an operating expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, such as deferred income tax expenses, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.46% for Class A Shares, 2.21% for Class C Shares and 1.21% for Class I Shares. The Expense Limitation Agreement will continue until at least January 28, 2026 and may not be terminated by the Fund or the Adviser before such time. Thereafter, the Expense Limitation Agreement may only be terminated or amended to increase the expense cap as of January 28th of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreement, any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to the Adviser and remain in compliance with the annual expense cap in effect at the time the waivers and/or reimbursements occurred.
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration is $ 980,847, of which $ 367,750, $ 347,702 and $ 265,395 will expire during the years ending September 30, 2026, September 30, 2027 and September 30, 2028, respectively. For the year ended September 30, 2025, the Adviser waived fees of $265,395 and recouped previously waived eligible expenses of $319,954, for a net expense recoupment of $54,559, which is reflected on the Fund’s Statement of Operations.
The Fund has entered into an administration agreement (“Administration Agreement”) with the Adviser and a sub-administration agreement with both the Adviser and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Sub-Administrator”). The Adviser and the Sub- Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. The Adviser does not receive any compensation for its administration services pursuant to the Administration Agreement and the Fund is responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of the Adviser.
6. PURCHASES AND SALES OF INVESTMENTS
For the year ended September 30, 2025, purchases and sales of investments, excluding short- term securities and U.S. Government securities, were $855,053,973 and $945,212,217, respectively.
7. SHARES OF BENEFICIAL INTEREST
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund offers three classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares and “Class I” Shares.
The shares of each series or class participate equally in the earnings, distributions and assets of the particular series or class.

17

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)

	2025[1]		2024[2]
	Shares	Amount	Shares	Amount
Class A
Subscriptions	4,454,863	$28,448,264	5,346,570	$27,001,375
Reinvestment of distributions	2,868,645	18,360,553	3,461,203	17,704,986
Redemptions	(9,634,472)	(61,533,318)	(10,634,423)	(54,206,883)
Net Decrease	(2,310,964)	$(14,724,501)	(1,826,650)	$(9,500,522)
Class C
Subscriptions	1,121,857	$5,716,122	1,334,939	$5,539,348
Reinvestment of distributions	1,317,178	6,734,056	1,830,059	7,607,009
Redemptions	(6,410,950)	(32,697,507)	(8,902,751)	(36,789,990)
Net Decrease	(3,971,915)	$(20,247,329)	(5,737,753)	$(23,643,633)
Class I (Note 1)
Shares issued in the Reorganization (Note 9)	—	$—	21,620,783	$102,926,486
Subscriptions	17,078,657	115,449,688	8,722,087	47,053,435
Reinvestment of distributions	4,910,736	33,306,082	6,064,975	32,627,350
Redemptions	(26,210,450)	(177,104,246)	(42,049,615)	(216,855,688)
Net Decrease	(4,221,057)	$(28,348,476)	(5,641,770)	$(34,248,417)

[1]	For the Year Ended September 30, 2025.
[2]	For the Year Ended September 30, 2024.
8. CREDIT FACILITY
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of September 30, 2025 for the Trust is $100,000,000. The Trust pays interest in the amount of the U.S Prime Rate less 0.25% on the amount outstanding. Advances under the credit facility are collateralized by a first-priority lien against the Fund’s assets. Advances will be made at the sole discretion of the Bank and would be for a maximum of forty-five days. During the year ended September 30, 2025, the Fund utilized the credit facility for 86 days and had an outstanding average daily loan balance of $1,037,965. The maximum amount outstanding during the year was $10,076,000 and the interest expense amounted to $18,133. For the year ended September 30, 2025, the average interest rate on the outstanding principal amount for the Fund was 7.31%. At September 30, 2025, the Fund did not have an amount outstanding on the credit facility.
9. FUND REORGANIZATION
The Reorganization as described in “Note 1—Organization” was structured to qualify as a tax-free merger under the Internal Revenue Code for federal income tax purposes, and CEN’s shareholders recognized no gain or loss for federal income tax purposes as a result. For financial reporting purposes, assets received and shares issued by the Fund were recorded at market value; however, the cost basis of the investments received from CEN was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

18

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Investments
The cost, fair value and net unrealized appreciation of the investments of CEN as of the date of the Reorganization, was as follows:

Cost of investments	$52,827,764
Market Value of investments.	81,989,916
Net unrealized appreciation of investments	$29,162,152

Share Transactions
The shares outstanding, net assets and NAV per share outstanding immediately before and after the Reorganization was as follows:

CEN—Prior to Reorganization
Shares outstanding	4,930,180
Net Assets	$102,926,486
NAV per share	$20.8768
Center Coast Brookfield Midstream Focus Fund Class I—Prior to Reorganization
Shares outstanding.	105,847,381
Net Assets.	$503,890,112
NAV per share.	$4.7605
Center Coast Brookfield Midstream Focus Fund Class I—Post Reorganization
Shares outstanding(1)	127,468,164
Net Assets(1)	$606,816,598
NAV per share	$4.7605

(1)	The total number of shares issued in the Reorganization was 21,620,783. Fractional Fund shares were not issued in the Reorganization.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.
11. SUBSEQUENT EVENTS
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.
At a meeting held on July 28, 2025, the Board of Trustees of Brookfield Investment Funds approved (i) certain changes to the Fund’s principal investment strategies, including the 80% policy. These changes became effective on September 30, 2025.

19

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company (“RIC”), rather than a “C” corporation, under the Internal Revenue Code of 1986, as amended (the “Code”), beginning with the tax year that runs from October 1, 2025 through September 30, 2026.
The Fund intends to elect and qualify annually to be treated as a RIC and comply with all RIC-related restrictions, including limiting its investments in qualified publicly-traded partnerships to 25% under Subchapter M of the Code, beginning with the tax year which runs from October 1, 2025 through September 30, 2026. In order to meet the tax requirements applicable to a RIC, the Fund will, beginning with December 31, 2025, the end of the first quarter of its first taxable year as a RIC, and as of the end of each quarter of its taxable year going forward, invest no more than 25% of the value of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships (generally defined as partnerships whose interests are publicly traded and that would not meet the source-of-income-requirements applicable to RICs).
As a RIC, the Fund generally will not be subject to federal income tax on its investment company taxable income (which includes, among other items, dividends, interest, and the excess, if any, of net short term capital gains over net long-term capital losses), determined without regard to any deduction for dividends paid, and its net capital gains (net long-term capital gains in excess of net short term capital losses) that it distributes to its shareholders.
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that other than the items listed herein, there are no additional events that require recognition or disclosure in the financial statements.

20

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
Report of Independent Registered Public Accounting Firm
To the shareholders of Center Coast Brookfield Midstream Focus Fund and the Board of Trustees of Brookfield Investment Funds
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Center Coast Brookfield Midstream Focus Fund (the “Fund”), one of the funds constituting the Brookfield Investment Funds, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
November 25, 2025
We have served as the auditor of one or more Brookfield Public Securities Group LLC's investment companies since 2011.

21

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)
The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Brookfield Investment Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, Center Coast Brookfield Midstream Focus Fund (the “Fund”) and Brookfield Public Securities Group LLC (the “Adviser” or “Brookfield”), for a successive one-year period at an in-person meeting held on May 14-15, 2025 (the “Meeting”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, and Brookfield provided, materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreement for the Fund. These materials included, among other things: (a) a summary of the services provided to the Fund by Brookfield; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group and/or peer universe of funds, as applicable, as well as supplemental data prepared by Brookfield; (c) information on the profitability of Brookfield; (d) information relating to economies of scale; (e) information about Brookfield’s general compliance policies and procedures; (f) information on Brookfield’s risk management processes; (g) information regarding their brokerage and soft dollar practices; and (h) information about the key personnel of Brookfield who are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices. In determining whether to approve the Advisory Agreement, the Board, including the Independent Trustees considered a series of factors, to the extent applicable, including the role of Brookfield as the Fund’s administrator.
In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Trustees, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered the responsibilities that the Adviser has to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund’s investment objectives and strategies, review of brokerage matters (including with respect to trade allocation and best execution), oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Adviser’s risk assessment and monitoring process, and the Adviser’s current level of staffing and its overall resources, as well as information regarding its investment personnel who provide services to the Fund. The Board also considered the personnel responsible for providing advisory services to the Fund and other key personnel of Brookfield, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Trustees’ experience and interaction with Brookfield, that: (i) Brookfield would continue to be able to retain high-quality personnel; (ii) Brookfield has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) Brookfield has been responsive to requests of the Board; and (iv) Brookfield has kept the Board apprised of developments relating to the Fund and the industry in general. The Board also considered Brookfield’s investment process and philosophy, as well as its responsibilities that include the development and maintenance of an investment program for the Fund that is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services.
Additionally, the Board observed that pursuant to an administration agreement with the Fund (the “Administration Agreement”), Brookfield, an indirect wholly-owned subsidiary of Brookfield Asset

22

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
Management ULC, provides administrative services reasonably necessary for the Fund’s operations, other than those services that the Adviser provides to the Fund pursuant to the Advisory Agreement, including, among other responsibilities, preparing and coordinating reports and other materials to be supplied to the Board; preparing and/or supervising the preparation and filing with the applicable regulatory authority of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports and filings required of the Fund; supervising and monitoring the preparation of all required filings necessary to maintain the Fund’s qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinating the preparation, printing and mailing of all materials required to be sent to shareholders; coordinating the preparation and payment of Fund-related expenses; monitoring and overseeing the activities of the Fund’s other service providers; reviewing and adjusting as necessary the Fund’s daily expense accruals; monitoring daily, monthly and periodic compliance with respect to the federal and state securities laws; sending periodic information (i.e., performance figures) to service organizations that track investment company information; and performing such additional services as may be agreed upon by and between the Fund and Brookfield. The Board also noted that, although Brookfield does not receive any compensation from the Fund under the Administration Agreement, Brookfield may receive compensation for its administrative services to the Fund from the Adviser out of its management fees. The Board also observed that Brookfield is responsible for the coordination and oversight of the Fund’s third-party service providers. As a result, in addition to the quality of the advisory services provided by Brookfield pursuant to the Advisory Agreement, the Board also considered the quality of the administrative and other services provided by Brookfield to the Fund pursuant to the Administration Agreement. In connection with the administrative services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Fund.
The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Fund; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Fund, including comparable investment companies and accounts managed by Brookfield; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Brookfield Asset Management ULC and Brookfield Asset Management Ltd., the parent companies of the Adviser; (vi) Brookfield’s culture of compliance and its commitment to compliance generally, as well as its risk management processes and attention to regulatory matters; and (vii) Brookfield’s reputation and its experience serving as an investment adviser and the experience of the team of portfolio managers that manage the Fund, as well as its experience serving as an investment adviser to other investment fund and institutional clients. The Board also reviewed Brookfield’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially impact Brookfield from effectively serving as the investment adviser to the Fund. The Board concluded that the nature, extent and quality of the overall services provided by Brookfield under the Advisory Agreement, as well as the administrative services provided by Brookfield under the Administration Agreement, were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.
THE PERFORMANCE OF THE FUND AND THE ADVISER. The Board, including the Independent Trustees, also considered the investment performance of the Fund. The Board noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Fund in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Fund as compared to a group of funds with investment classifications and/or objectives comparable to those of the Fund (“Peer Universe”) and to an appropriate index or combination of indices (the “Benchmark Index”), as well as a focused peer group identified by Brookfield (“Peer Group”). In addition, the Board considered supplemental

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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
performance information that provided strategy level performance returns over longer periods as compared to the Fund’s performance information since inception. At the Meeting, management also discussed the methodologies used by Broadridge and Brookfield to select the funds included in the Peer Universe and the Peer Group, respectively. The performance information was presented for the periods ended March 31, 2025. Class I performance relative to the median of the Peer Universe and Peer Group is described below, and if performance ranked below the median of the Peer Universe, the specific quintile rankings are also noted below with respect to the relevant periods of underperformance.
Center Coast Brookfield Midstream Focus Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one- and three-year periods, below the median of its Peer Universe for the five-year and since inception periods (third quintiles), and at the median of its Peer Universe for the ten-year period. The Board also considered that the Fund underperformed its Benchmark Index for all periods, except for the one-year period when it outperformed the Benchmark Index. Finally, the Board noted that the Fund’s performance was below the median of its Peer Group for the quarter ended March 31, 2025.
THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board also received information regarding the management fees to be paid by the Fund to Brookfield pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Brookfield or its affiliates in connection with providing such services to the Fund.
To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for the Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge in collaboration with Brookfield. In considering the reasonableness of the management fees to be paid by the Fund to Brookfield, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Brookfield with respect to the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Brookfield was providing services at a cost that was competitive with other, similar funds. The Fund’s fee and expense rankings are discussed below relative to the median of the applicable expense grouping. In reviewing the expense rankings, the Board noted that a fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. The fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.
Center Coast Brookfield Midstream Focus Fund. The Board considered that the Fund’s actual management fees were above the median of its Expense Group (ranked 7/12) and Expense Universe (ranked 28/45). The Board further noted that the Fund’s actual total expenses were above the median of its Expense Group (ranked 7/12) and at the median of its Expense Universe (ranked 22/45).
The Board was also asked to consider the management fees received by Brookfield with respect to other funds and accounts with similar investment strategies to the Fund, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Fund, as applicable, including the broader and more extensive scope of services provided to the Fund in comparison to institutional or separately managed accounts; the higher

24

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
demands placed on Brookfield’s investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund; the greater entrepreneurial risk in managing the Fund; and the impact on Brookfield and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional or separately managed accounts.
The Board also considered Brookfield’s profitability and the benefits Brookfield and its affiliates received from their relationship with the Fund. The Board received a memorandum and reviewed financial information relating to the financial condition of Brookfield Asset Management ULC and Brookfield Asset Management Ltd., the parent companies of the Adviser. The Board also considered and reviewed financial information relating to the profitability of Brookfield with respect to the services provided to the Fund, including in view of its management of the Brookfield Fund Complex,1 and considered whether Brookfield had the financial resources necessary to continue to attract and retain high-quality investment professionals and other key personnel. In analyzing Brookfield’s profitability, particular attention was given to the allocation of the direct and indirect costs of the resources and expenses in managing the Fund, as well as the non-Fund and non-advisory business activities across Brookfield’s key business lines. The Board further noted that the methodology followed in allocating costs to the Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted that Brookfield had agreed to extend its contractual expense waiver for the Fund, in order to limit the Fund’s net operating expenses. The Board concluded that the expected profitability to the Adviser from the Fund was reasonable.
The Board concluded that Brookfield had the financial resources necessary to perform its obligations under the Advisory Agreement and the Administration Agreement, respectively, and to continue to provide the Fund with the high-quality services that it had provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.
THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Trustees, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies of scale with respect to the Fund. The Board considered that, as a result of being part of the Brookfield Fund Complex, the constituent funds, including the Fund, share common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Fund, the Fund’s expense limitation agreement with the Adviser served to limit the Fund’s expenses until the Fund had the opportunity to grow its assets. The Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by Brookfield, was reasonable in light of the factors discussed above.
OTHER FACTORS. In consideration of the Advisory Agreement, the Board also received information regarding Brookfield’s brokerage and soft dollar practices. The Board considered that Brookfield is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board also considered the benefits Brookfield derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to Brookfield in return for allocating brokerage. The Board then considered other benefits that may be realized by Brookfield and its affiliates from their relationship
[1]
The Brookfield Fund Complex is comprised of Brookfield Investment Funds (5 series of underlying portfolios), Brookfield Real Assets Income Fund, Inc. (NYSE: RA), Brookfield Infrastructure Income Fund Inc., Oaktree Diversified Income Fund Inc., Oaktree Asset-Backed Income Fund Inc. and Oaktree Asset-Backed Income Private Placement Fund Inc. (the “Brookfield Fund Complex”).

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CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
with the Fund. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and reputational benefits. The Board concluded that the benefits that may accrue to Brookfield and its affiliates by virtue of the advisory relationship to the Fund were fair and reasonable in light of the costs of providing investment advisory services to the Fund and the ongoing commitment of Brookfield to the Fund.

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CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
ADDITIONAL INFORMATION
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

27

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the material filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of the material filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brookfield Investment Funds

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date:	December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date:	December 4, 2025

By (Signature and Title)	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer

Date:	December 4, 2025